Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions	PARTY-IN-INTEREST TRANSACTIONS
As allowed by the Plan, participants may elect to invest their salary deferral contributions and employer matching contributions in the Plan Sponsor’s common stock. Plan investments include shares of registered investment company funds managed by Voya Financial Inc., an affiliate of Voya. Any purchases and sales of these funds are performed in the open market at fair value. As Voya is the custodian and trustee of the Plan, transactions with this entity qualify as exempt party-in-interest transactions. The aggregate investment in the Plan Sponsor’s common stock was as follows:

	December 31, 2025		December 31, 2024
	Number of Shares	Fair Value	Number of Shares	Fair Value
Central Garden & Pet Company
Class A Common Stock	1,397,124	$40,782,050	1,349,249	$44,592,679
Central Garden & Pet Company
Common Stock	14,447	464,471	16,561	642,567
		$41,246,521		$45,235,246